LEASE - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASE
Lease Term	5 years
Operating lease asset	$ 328		$ 515
Cash prepaid for the operating lease asset		$ 0	31
Operating lease expense	$ 160	$ 133	$ 29